New standards issued, not yet adopted	6 Months Ended
Jun. 30, 2022
New standards issued, not yet adopted
New standards issued, not yet adopted
3.	New standards issued, not yet adopted

In January 2020, the IAS issued an amendment to IAS 1 Presentation of Financial Statements that clarifies the criterion for classifying a liability as non-current relating to the right to defer settlement of a liability for at least 12 months after the reporting period.

1.Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.
2.‘Settlement’ is defined as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. There is an exception for convertible instruments that might be converted into equity, but only for those instruments where the conversion option is classified as an equity instrument as a separate component of a compound financial instrument.

The amendment applies to annual reporting periods beginning on or after January 1, 2023 and is applied retrospectively upon adoption. The Company does not expect the amendments to have a significant impact on the condensed consolidated financial statements upon adoption.